CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Rental revenues	$ 4,081	$ 4,297	$ 16,325	$ 19,043
Total revenues	7,081	4,548	17,579	20,134
Expenses:
Facility rent expense	1,640	1,640	6,558	6,645
Cost of management fees	165	151	675	661
Depreciation and amortization	650	776	2,894	3,438
General and administrative expenses	1,036	877	3,373	3,192
Provision (recovery) for doubtful accounts	40	(2)	925	(281)
Other operating expenses	232	224	860	1,017
Total expenses	5,966	3,666	15,285	14,672
Patient care expense	2,203
Income from operations	1,115	882	2,294	5,462
Other expense (income):
Interest expense, net	687	715	2,777	5,265
Loss on extinguishment of debt				2,458
Gain on disposal of assets				(7,141)
Other expense	394	144	121	6
Total other expense (income), net	1,081	859	2,898	588
Other expense, net	394	144	121	6
(Loss) income from continuing operations before income taxes	34	23	(604)	4,874
(Loss) income from continuing operations	34	23	(604)	4,874
(Loss) income from discontinued operations, net of tax	(13)	(37)	(84)	626
Net (loss) income	21	(14)	(688)	5,500
Net (Loss) income attributable to Regional Health Properties, Inc.	21	(14)	(688)	5,500
Preferred stock dividends - undeclared	(2,249)	(2,249)	(8,997)	(8,997)
Net loss attributable to Regional Health Properties, Inc. common stockholders	$ (2,228)	$ (2,263)	$ (9,685)	$ (3,497)
Continuing Operations, after current period undeclared dividend, basic and diluted (in dollars per share)	$ (1.31)	$ (1.32)	$ (5.69)	$ (2.44)
Discontinued operations, basic and diluted (in dollars per share)	(0.01)	(0.02)	(0.05)	0.37
Net loss per share of common stock attributable to Regional Health Properties, Inc.	$ (1.32)	$ (1.34)	$ (5.74)	$ (2.07)
Weighted average shares of common stock outstanding:
Basic and diluted	1,688	1,688	1,688	1,688
Income from continuing operations	$ 34	$ 23	$ (604)	$ 4,874
Loss from discontinued operations, net of tax	$ (13)	$ (37)	$ (84)	$ 626
Net Loss per share of common stock attributable to Regional Health Properties, Inc.
Continuing operations, basic and diluted (in dollars per share)	$ (1.31)	$ (1.32)	$ (5.69)	$ (2.44)
Discontinued operations, basic and diluted (in dollars per share)	(0.01)	(0.02)	(0.05)	0.37
Net loss per share of common stock attributable to Regional Health Properties, Inc.	$ (1.32)	$ (1.34)	$ (5.74)	$ (2.07)
Patient Care Revenues
Revenues:
Patient care, management fees and other revenues	$ 2,690
Management Fees
Revenues:
Patient care, management fees and other revenues	248	$ 244	$ 1,001	$ 995
Other Revenues
Revenues:
Patient care, management fees and other revenues	$ 62	$ 7	$ 253	$ 96